UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Vincent P. Corti

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio

February 28, 2013

unaudited

Common stocks — 92.91%	Shares	Value (000)

HEALTH CARE — 12.67%
Novartis AG	33,907,063	$2,302,555
Amgen Inc.	15,300,458	1,398,615
Bayer AG	13,831,026	1,369,811
AbbVie Inc.	22,052,800	814,189
Gilead Sciences, Inc.[1]	18,860,000	805,510
Roche Holding AG	2,014,000	461,331
Zimmer Holdings, Inc.	3,230,000	242,121
St. Jude Medical, Inc.	5,648,800	231,601
Teva Pharmaceutical Industries Ltd. (ADR)	6,125,000	229,075
UnitedHealth Group Inc.	3,887,900	207,808
UCB SA	3,510,000	202,775
Aetna Inc.	4,199,500	198,174
GlaxoSmithKline PLC	8,236,100	181,921
Novo Nordisk A/S, Class B	816,350	142,570
Stryker Corp.	1,468,000	93,776
Edwards Lifesciences Corp.[1]	1,030,000	88,508
Boston Scientific Corp.[1]	10,000,000	73,900
Sonic Healthcare Ltd.	4,875,000	66,876
Orion Oyj, Class B	2,024,201	59,989
Fisher & Paykel Healthcare Corp. Ltd.	23,339,600	49,588
Grifols, SA, Class B1	1,728,090	49,296
		9,269,989

INDUSTRIALS — 12.64%
ASSA ABLOY AB, Class B	21,137,463	838,321
AB Volvo, Class B	38,465,808	576,922
KONE Oyj, Class B	6,185,000	500,639
Jardine Matheson Holdings Ltd.	7,748,000	490,603
United Parcel Service, Inc., Class B	5,200,000	429,780
General Electric Co.	17,500,000	406,350
Atlas Copco AB, Class A	9,000,000	261,620
Atlas Copco AB, Class B	4,669,084	120,853
Schneider Electric SA	4,621,123	355,471
VINCI SA	7,335,500	339,500
PACCAR Inc	5,720,000	271,299
United Technologies Corp.	2,950,000	267,122
Singapore Technologies Engineering Ltd	76,260,000	261,713
Lockheed Martin Corp.	2,905,000	255,640
Union Pacific Corp.	1,844,700	252,927
Komatsu Ltd.	9,500,000	239,627
Hutchison Port Holdings Trust	293,882,000	238,044
Emerson Electric Co.	3,960,000	224,532
CSX Corp.	9,485,865	217,606
Qantas Airways Ltd.[1,2]	125,158,600	210,302
ComfortDelGro Corp. Ltd.[2]	135,100,000	209,457
Bureau Veritas SA	1,596,369	205,892
Ryanair Holdings PLC (ADR)	4,900,000	189,434
General Dynamics Corp.	2,535,000	172,304
Nielsen Holdings NV1	4,985,391	167,958
Bunzl PLC	8,246,985	157,765
Waste Management, Inc.	4,200,000	156,744
Danaher Corp.	2,500,000	154,000
Siemens AG	1,387,000	144,176
Kühne + Nagel International AG	1,174,050	135,029
Eaton Corp. PLC	2,000,000	123,940
Republic Services, Inc.	3,000,000	94,320
SGS SA	36,826	93,587
Southwest Airlines Co.	7,533,300	88,140
Hutchison Whampoa Ltd.	7,480,000	80,581
United Continental Holdings, Inc.[1]	3,000,000	80,130
BAE Systems PLC	13,675,000	73,668
Norfolk Southern Corp.	712,000	52,012
Capita PLC	3,745,000	46,786
FedEx Corp.	302,001	31,840
Aggreko PLC	1,185,000	30,489
Contax Participações SA, ordinary nominative	152,400	1,994
		9,249,117

FINANCIALS — 11.89%
HSBC Holdings PLC (United Kingdom)	29,572,231	328,125
HSBC Holdings PLC (Hong Kong)	26,720,033	295,775
Société Générale[1]	14,946,365	573,884
Industrial and Commercial Bank of China Ltd., Class H	706,545,470	507,434
AIA Group Ltd.	112,663,396	488,098
Prudential PLC	29,306,500	436,369
Siam Commercial Bank PCL	66,634,100	398,685
China Construction Bank Corp., Class H	464,505,735	383,315
Barclays PLC	79,590,000	370,678
Wells Fargo & Co.	10,000,000	350,800
Agricultural Bank of China, Class H	599,521,000	309,207
Westfield Group	26,688,000	305,317
Link Real Estate Investment Trust	55,340,000	295,766
Bank of China Ltd., Class H	626,129,000	295,481
JPMorgan Chase & Co.	5,864,000	286,867
Credit Suisse Group AG	10,010,650	268,182
Citigroup Inc.	6,365,000	267,139
UBS AG	16,035,786	253,719
Woori Finance Holdings Co., Ltd.	20,047,350	243,458
BNP Paribas SA	4,035,063	227,076
Willis Group Holdings PLC	4,286,445	163,228
Sampo Oyj, Class A	4,225,974	156,193
Toronto-Dominion Bank	1,870,000	153,861
Banco Santander, SA1	18,107,475	137,373
Deutsche Börse AG	2,049,600	127,063
Hang Seng Bank Ltd.	7,000,000	113,183
Samsung Card Co., Ltd.	2,855,000	102,696
Deutsche Bank AG	2,240,000	102,618
Weyerhaeuser Co.[1]	3,359,686	98,808
Kimco Realty Corp.	4,132,329	89,961
CapitaMall Trust	47,611,000	82,658
Canadian Imperial Bank of Commerce (CIBC)	889,318	71,697
KB Financial Group Inc.	1,870,000	68,215
Starwood Property Trust, Inc.	2,250,000	62,888
Sberbank of Russia (GDR)[3]	2,865,801	39,519
Sberbank of Russia (ADR)	1,263,000	17,417
Sun Hung Kai Properties Ltd.	3,678,000	56,909
UniCredit SpA[1]	9,629,006	48,927
State Street Corp.	761,105	43,071
Ascendas Real Estate Investment Trust	18,995,000	39,420
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,474,055	26,032
CapitaCommercial Trust	7,940,000	10,643
		8,697,755

CONSUMER DISCRETIONARY — 11.67%
Home Depot, Inc.	14,595,800	999,812
Comcast Corp., Class A	13,567,900	539,867
General Motors Co.[1]	18,646,450	506,251
Bayerische Motoren Werke AG	2,463,100	227,350
Bayerische Motoren Werke AG, nonvoting preferred	2,500,652	162,600
SJM Holdings Ltd.	150,820,000	376,875
Amazon.com, Inc.[1]	1,397,400	369,291
Cie. Générale des Établissements Michelin	4,000,000	357,407
DIRECTV[1]	7,213,000	347,450
Renault SA	5,369,361	340,790
News Corp., Class A	10,240,458	294,925
Kingfisher PLC	68,278,399	286,921
YUM! Brands, Inc.	3,920,086	256,687
Daimler AG	3,942,000	235,014
British Sky Broadcasting Group PLC	17,747,000	228,981
Time Warner Cable Inc.	2,600,000	224,614
H & M Hennes & Mauritz AB, Class B	5,607,300	201,233
adidas AG	2,031,300	185,107
WPP PLC	11,106,000	177,582
Hyundai Motor Co.	876,000	176,361
Whitbread PLC	4,314,096	165,123
Daily Mail and General Trust PLC, Class A, nonvoting	12,454,000	134,143
Li & Fung Ltd.	99,818,000	133,853
Ford Motor Co.	10,568,000	133,262
Marks and Spencer Group PLC	23,618,187	133,037
McDonald’s Corp.	1,300,000	124,670
Intercontinental Hotels Group PLC	3,924,560	113,955
Swatch Group Ltd, non-registered shares	196,000	111,456
NIKE, Inc., Class B	2,000,000	108,920
Wynn Macau, Ltd.[1]	38,400,000	101,253
Cie. Financière Richemont SA, Class A, non-registered shares	1,190,000	95,665
Galaxy Entertainment Group Ltd.[1]	22,375,000	93,907
Johnson Controls, Inc.	2,772,325	87,245
William Hill PLC	13,067,600	80,228
Sands China Ltd.	15,802,400	75,287
MGM China Holdings Ltd.	24,670,000	59,611
Nordstrom, Inc.	1,000,000	54,220
Melco Crown Entertainment Ltd. (ADR)[1]	2,790,084	53,597
Reed Elsevier PLC	4,703,000	50,585
Darden Restaurants, Inc.	741,400	34,305
Aristocrat Leisure Ltd.	8,517,734	32,366
D.R. Horton, Inc.	1,400,000	31,220
Stella International Holdings Ltd.	6,238,500	18,058
Darty PLC	16,230,500	11,573
Dixons Retail PLC[1]	23,103,600	9,547
		8,542,204

CONSUMER STAPLES — 10.80%
Philip Morris International Inc.	19,606,300	1,798,878
Altria Group, Inc.	37,619,300	1,262,128
Wesfarmers Ltd.	16,071,520	673,559
Pernod Ricard SA	4,427,210	574,469
Lorillard, Inc.	13,549,353	522,192
Nestlé SA	7,310,030	510,836
Anheuser-Busch InBev NV	5,223,383	489,359
Kraft Foods Group, Inc.	5,772,166	279,777
British American Tobacco PLC	4,644,000	241,967
Tingyi (Cayman Islands) Holding Corp.	86,020,000	225,709
Diageo PLC	6,100,000	183,229
SABMiller PLC	3,580,000	177,975
Coca-Cola Co.	4,338,800	167,998
Mondelez International, Inc.	6,000,000	165,900
Danone SA	2,070,123	143,754
Colgate-Palmolive Co.	1,175,000	134,455
L’Oréal SA, non-registered shares	637,100	95,279
ConAgra Foods, Inc.	2,700,000	92,097
Imperial Tobacco Group PLC	1,455,000	52,755
Koninklijke Ahold NV	3,400,597	48,836
Treasury Wine Estates Ltd.	7,212,137	39,044
Reynolds American Inc.	441,000	19,263
		7,899,459

TELECOMMUNICATION SERVICES — 7.05%
Verizon Communications Inc.	15,119,500	703,510
SOFTBANK CORP.	14,920,000	552,920
AT&T Inc.	15,110,000	542,600
Vodafone Group PLC	206,107,500	517,634
CenturyLink, Inc.	13,456,000	466,519
TeliaSonera AB	67,893,215	465,891
OJSC Mobile TeleSystems (ADR)	14,649,480	303,098
América Móvil, SAB de CV, Series L (ADR)	13,075,198	273,141
Singapore Telecommunications Ltd.	89,868,810	249,636
Sprint Nextel Corp., Series 1[1]	41,300,000	239,540
MTN Group Ltd.	10,292,000	200,476
Türk Telekomünikasyon AS, Class D	39,150,000	161,488
Philippine Long Distance Telephone Co. (ADR)	877,673	62,622
Philippine Long Distance Telephone Co.	693,790	49,825
Advanced Info Service PCL	15,801,800	109,949
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	54,204,000	60,298
Crown Castle International Corp.[1]	840,100	58,639
OJSC MegaFon (GDR)[1,3]	2,000,000	57,500
KT Corp. (ADR)	2,132,100	34,497
Telefónica Czech Republic, AS	1,572,970	26,016
BCE Inc.	512,500	23,104
		5,158,903

INFORMATION TECHNOLOGY — 6.80%
Microsoft Corp.	36,085,019	1,003,163
Samsung Electronics Co. Ltd.	556,400	793,371
Oracle Corp.	13,337,000	456,926
Automatic Data Processing, Inc.	6,040,000	370,614
Google Inc., Class A1	320,129	256,487
Delta Electronics, Inc.[4]	59,003,873	221,612
Accenture PLC, Class A	2,825,000	210,067
Maxim Integrated Products, Inc.	5,723,000	178,443
Hewlett-Packard Co.	8,125,000	163,637
Amadeus IT Holding, SA, Class A, non-registered shares	5,815,000	148,799
Telefonaktiebolaget LM Ericsson, Class B	11,877,220	144,071
Analog Devices, Inc.	2,970,186	134,312
HOYA Corp.	6,514,400	124,961
Quanta Computer Inc.[4]	50,388,595	108,463
Intel Corp.	5,000,000	104,250
HTC Corp.[4]	9,707,000	90,828
Compal Electronics, Inc.[4]	117,239,420	82,988
Murata Manufacturing Co., Ltd.	1,274,000	82,056
Yahoo! Inc.[1]	3,423,798	72,961
Siliconware Precision Industries Co., Ltd.[4]	66,700,000	71,467
NetEase, Inc. (ADR)	1,099,270	56,360
Nokia Corp.	10,971,000	39,761
Nokia Corp. (ADR)	4,169,800	15,220
Baidu, Inc., Class A (ADR)[1]	515,300	46,769
		4,977,586

ENERGY — 5.62%
BP PLC	191,653,213	1,295,862
Royal Dutch Shell PLC, Class B	15,220,746	513,420
Royal Dutch Shell PLC, Class A (ADR)	1,127,500	74,020
Royal Dutch Shell PLC, Class A	1,686,000	55,425
Royal Dutch Shell PLC, Class B (ADR)	344,800	23,219
Eni SpA	18,245,300	415,900
Eni SpA (ADR)	253,148	11,523
OJSC Gazprom (ADR)	27,399,000	243,851
BG Group PLC	12,035,000	212,793
EOG Resources, Inc.	1,680,000	211,193
Apache Corp.	2,422,036	179,885
Chevron Corp.	1,295,000	151,709
Occidental Petroleum Corp.	1,443,000	118,802
Husky Energy Inc.	3,456,000	106,269
Devon Energy Corp.	1,900,000	103,094
Canadian Natural Resources, Ltd.	3,325,000	101,628
ConocoPhillips	1,650,000	95,618
Woodside Petroleum Ltd.	2,215,164	84,851
Schlumberger Ltd.	700,000	54,495
EnCana Corp. (CAD denominated)	1,035,000	18,617
EnCana Corp.	880,000	15,822
CNOOC Ltd.	13,276,900	26,090
		4,114,086

UTILITIES — 5.10%
National Grid PLC	62,148,492	687,790
PT Perusahaan Gas Negara (Persero) Tbk	843,413,000	418,935
SSE PLC	18,545,336	406,821
GDF SUEZ	15,243,555	288,170
Power Assets Holdings Ltd.	32,244,000	287,492
Dominion Resources, Inc.	4,456,422	249,560
CEZ, a s	7,629,000	229,836
RWE AG	5,726,000	210,325
FirstEnergy Corp.	4,495,000	177,463
EDP — Energias de Portugal, SA	58,920,566	176,771
Public Service Enterprise Group Inc.	5,000,000	162,950
Centrica PLC	27,220,000	145,396
Exelon Corp.	3,000,000	92,970
E.ON SE	4,200,000	70,131
PG&E Corp.	1,401,000	59,739
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	3,961,987	47,148
LIGHT SA, ordinary nominative	1,810,600	17,654
		3,729,151

MATERIALS — 4.71%
Dow Chemical Co.	16,047,000	509,011
BASF SE	4,429,000	417,365
Syngenta AG	723,500	307,292
Amcor Ltd.	30,684,007	288,348
Akzo Nobel NV	4,238,000	270,726
Israel Chemicals Ltd.	15,858,379	204,969
Praxair, Inc.	1,763,120	199,321
Koninklijke DSM NV	3,054,000	178,784
ArcelorMittal	11,679,654	175,585
Linde AG	959,000	173,906
CRH PLC	6,497,177	141,825
Holcim Ltd	1,240,908	100,287
Sherwin-Williams Co.	500,000	80,795
Nitto Denko Corp.	1,059,100	62,273
Celanese Corp., Series A	1,320,000	61,842
Vicat S.A.	1,025,000	60,085
Ube Industries, Ltd.	25,200,000	53,287
Formosa Plastics Corp.(4)	20,000,000	50,818
voestalpine AG	1,397,000	47,165
K+S AG	515,000	24,208
Rautaruukki Oyj	3,396,570	22,527
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	20,425
		3,450,844

MISCELLANEOUS — 3.96%
Other common stocks in initial period of acquisition		2,896,176

Total common stocks (cost: $52,761,350,000)		67,985,270

Preferred stocks — 0.01%

FINANCIALS — 0.01%
Citigroup Inc. 7.875% preferred	366,000	10,397

Total preferred stocks (cost: $9,150,000)		10,397

	Shares or
Convertible securities — 0.45%	principal amount

FINANCIALS — 0.13%
Credit Suisse Group AG 4.00% convertible notes 2013	CHF41,013,000	67,385
Bank of America Corp., Series L, 7.25% convertible preferred	13,000	15,600
National Financial Partners Corp. 4.00% convertible notes 2017	$7,000,000	11,699
		94,684

INDUSTRIALS — 0.12%
United Continental Holdings, Inc. 6.00% convertible notes 2029	$15,000,000	46,959
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	7,397
United Continental Holdings, Inc. 6.00% convertible preferred 2030	397,000	17,150
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,802
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,523
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	4,911
		86,742

CONSUMER DISCRETIONARY — 0.09%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,558,603	65,103

TELECOMMUNICATION SERVICES — 0.06%
Clearwire Corp. 8.25% convertible notes 2040[3]	$38,630,000	42,396

CONSUMER STAPLES — 0.01%
Alliance One International, Inc. 5.50% convertible notes 2014	$11,000,000	11,186

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		31,541

Total convertible securities (cost: $281,889,000)		331,652

	Principal amount
Bonds & notes — 1.74%	(000)

U.S. TREASURY BONDS & NOTES — 0.55%
U.S. Treasury 0.25% 2014	$ 92,000	92,064
U.S. Treasury 1.875% 2014	301,000	306,084
		398,148

FINANCIALS — 0.40%
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)[3,5]	60,000	69,893
HBOS PLC 6.75% 2018[3]	36,490	40,626
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[3,5]	30,300	27,497
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[5]	41,090	47,628
Prologis, Inc. 6.625% 2019	1,600	1,943
Prologis, Inc. 7.375% 2019	11,933	15,007
Prologis, Inc. 6.875% 2020	20,380	24,971
Simon Property Group, LP 5.25% 2016	3,540	4,048
Simon Property Group, LP 6.10% 2016	860	987
Simon Property Group, LP 5.875% 2017	165	193
Simon Property Group, LP 6.125% 2018	890	1,088
Simon Property Group, LP 10.35% 2019	5,170	7,496
AXA SA 8.60% 2030	8,000	10,315
Developers Diversified Realty Corp. 7.875% 2020	8,075	10,287
Standard Chartered Bank 6.40% 2017[3]	8,451	9,879
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)[5]	£4,520	9,205
Discover Financial Services 10.25% 2019	$ 4,334	5,734
ERP Operating LP 5.125% 2016	2,886	3,225
ERP Operating LP 5.75% 2017	2,055	2,413
Regions Bank, junior subordinated 7.50% 2018	2,475	3,026
		295,461

TELECOMMUNICATION SERVICES — 0.32%
Sprint Nextel Corp. 9.125% 2017	35,000	41,519
Sprint Nextel Corp. 11.50% 2021	55,550	76,728
MTS International Funding Ltd. 8.625% 2020[3]	29,865	38,078
MTS International Funding Ltd. 8.625% 2020	$29,630	37,778
América Móvil, SAB de CV 6.45% 2022	MXN155,000	12,756
América Móvil, SAB de CV 8.46% 2036	341,400	30,551
		237,410

ENERGY — 0.14%
Gazprom OJSC 8.146% 2018	$ 4,415	5,381
Gazprom OJSC, Series 9, 6.51% 2022	30,710	35,894
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,414
Gazprom OJSC 7.288% 2037	38,175	47,528
Gazprom OJSC 7.288% 2037[3]	365	454
BP Capital Markets PLC 5.25% 2013	3,335	3,445
BP Capital Markets PLC 3.875% 2015	7,320	7,782
		101,898

MATERIALS — 0.14%
ArcelorMittal 4.25% 2015[5]	16,500	17,093
ArcelorMittal 4.25% 2015[5]	8,200	8,471
ArcelorMittal 10.35% 2019[5]	20,000	25,286
ArcelorMittal 6.75% 2022[5]	24,365	26,882
CRH America, Inc. 6.00% 2016	1,260	1,436
CRH America, Inc. 8.125% 2018	15,540	19,132
		98,300

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.12%
United Mexican States Government, Series M30, 10.00% 2036	MXN738,400	87,081

FEDERAL AGENCY BONDS & NOTES — 0.04%
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.22% 2013	$ 29,000	28,999

CONSUMER DISCRETIONARY — 0.02%
Marks and Spencer Group PLC 6.25% 2017[3]	100	114
Marks and Spencer Group PLC 7.125% 2037[3]	15,550	17,396
		17,510

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 8.125% 2013[3]	9,000	9,450

Total bonds & notes (cost: $1,092,284,000)		1,274,257

Short-term securities — 4.41%

U.S. Treasury Bills 0.126%–0.195% due 3/14–7/25/2013	953,200	953,044
Fannie Mae 0.11%–0.16% due 3/1–10/2/2013	699,400	699,059
Freddie Mac 0.13%–0.19% due 3/11–11/5/2013	379,400	379,239
Federal Home Loan Bank 0.125%–0.20% due 3/15–7/29/2013	338,900	338,843
Federal Farm Credit Banks 0.18%–0.21% due 3/7–8/2/2013	161,700	161,659
Toronto-Dominion Holdings USA Inc. 0.19% due 4/9/2013[3]	100,000	99,981
International Bank for Reconstruction and Development 0.12%–0.13% due 3/15–4/22/2013	96,100	96,091
Thunder Bay Funding, LLC 0.19%–0.20% due 3/19–3/28/2013[3]	76,300	76,289
National Australia Funding (Delaware) Inc. 0.20% due 4/2/2013[3]	72,500	72,496
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.17% due 4/1/2013	42,300	42,294
Gotham Funding Corp. 0.20% due 3/14/2013[3]	30,000	29,998
Québec (Province of) 0.15% due 3/8/2013[3]	50,000	49,998
General Electric Capital Corp. 0.19% due 5/30/2013	50,000	49,983
Svenska Handelsbanken Inc. 0.21% due 4/26/2013[3]	40,000	39,987
Coca-Cola Co. 0.15% due 5/21/2013[3]	37,800	37,790
Sumitomo Mitsui Banking Corp. 0.17% due 4/9/2013[3]	37,300	37,292
Toyota Motor Credit Corp. 0.18% due 3/11/2013	30,000	29,999
Bank of Nova Scotia 0.08% due 3/1/2013	29,900	29,900

Total short-term securities (cost: $3,223,796,000)		3,223,942

Total investment securities (cost: $57,368,469,000)		72,825,518
Other assets less liabilities		348,472

Net assets		$73,173,990

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		appreciation at
			Receive	Deliver	2/28/2013
	Settlement date	Counterparty	(000)	(000)	(000)

Sales:
Australian dollars	3/8/2013	Barclays Bank PLC	$143,031	A$139,000	$1,137
British pounds	3/26/2013	UBS AG	$106,927	£69,924	866
					$2,003

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 28, 2013, appear below.

						Value of
					Dividend	affiliates at
					Income	2/28/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Qantas Airways Ltd.[1]	125,158,600	—	—	125,158,600	$—	$210,302
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	—	209,457
					$—	$419,759

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $796,633,000, which represented 1.09% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $692,371,000, which represented .95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[5]	Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 9,269,989	$ —	$—	$ 9,269,989
Industrials	9,249,117	—	—	9,249,117
Financials	8,697,755	—	—	8,697,755
Consumer discretionary	8,542,204	—	—	8,542,204
Consumer staples	7,899,459	—	—	7,899,459
Telecommunication services	5,158,903	—	—	5,158,903
Information technology	4,402,228	575,358	—	4,977,586
Energy	4,114,086	—	—	4,114,086
Utilities	3,729,151	—	—	3,729,151
Materials	3,400,026	50,818	—	3,450,844
Miscellaneous	2,829,981	66,195	—	2,896,176
Preferred stocks	—	10,397	—	10,397
Convertible securities	80,703	250,949	—	331,652
Bonds & notes	—	1,274,257	—	1,274,257
Short-term securities	—	3,223,942	—	3,223,942
Total	$67,373,602	$5,451,916	$—	$72,825,518

	Other investments*
	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,003	$—	$2,003

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,156,691
Gross unrealized depreciation on investment securities	(2,992,317)
Net unrealized appreciation on investment securities	15,164,374
Cost of investment securities for federal income tax purposes	57,661,144

Key to abbreviations and symbols

ADR = American Depositary Receipts	CHF = Swiss francs
GDR = Global Depositary Receipts	£ = British pounds
A$ = Australian dollars	MXN = Mexican pesos
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-033-0413O-S32810

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: April 26, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 26, 2013